FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

28.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

28.  FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured at fair value on a recurring basis include short-term investments, available-for-sale debt securities, the 2025 Convertible Notes, derivative liability and share consideration due to the original shareholders for business combination. Liabilities measured at amortized cost method include the 2026 Convertible Notes and the 2027 Convertible Notes. The fair value of these financial instruments are summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2022
	RMB	RMB	RMB	RMB
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600
Assets	—	—	1,600	1,600
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	537,778	537,778
- 2026 Convertible promissory notes	3,446,432	—	—	3,446,432
- 2027 Convertible promissory notes	—	—	1,858,095	1,858,095
Liabilities	3,446,432	—	2,395,873	5,842,305

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2023
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management product	—	356,820	—	356,820
Assets	—	356,820	—	356,820

Convertible promissory notes
- 2026 Convertible promissory notes	4,196,500	—	—	4,196,500
- 2027 Convertible promissory notes	—	—	1,586,681	1,586,681
Derivative liability	—	—	188,706	188,706
Liabilities	4,196,500	—	1,775,387	5,971,887

The 2026 Convertible Notes are classified within Level 1 because they are valued by using quoted market prices.

Short-term investments are valued based on price per unit quoted by financial institution and are classified within Level 2 of the fair value hierarchy.

The 2025 Convertible Notes, the 2027 Convertible Notes, derivative liability and long-term investments are classified within Level 3. The fair value of 2025 Convertible Notes and 2027 Convertible Notes is measured using binomial tree pricing model that involves several parameters including the Company’s stock price, stock price volatility determined from the Company’s historical stock prices, the remaining maturity term and the discount rate. The fair value of 2025 Convertible Notes as of December 31, 2022 was estimated with the following key assumptions:

As of December 31
2022
Volatility	94.00%-96.00%
Discount rate	16.00%
Risk-free interest rate	4.23%-4.28%

28.  FAIR VALUE MEASUREMENTS (CONTINUED)

The fair value of derivative liability is measured using binomial tree pricing model taking the value difference with and without the redemption feature that involves several parameters including volatility, discount rate, risk-free interest rate and the probability of triggering events. The fair value of derivative liability as of December 31, 2023 was estimated with the following key assumptions:

As of December 31
2023
Volatility	90.00%
Discount rate	14.65%
Risk-free interest rate	3.99%
Probability of triggering events	15.00%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of derivative liability.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

The following tables presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

2025 Convertible Notes
RMB
Fair value at December 31, 2021	513,754
Foreign exchange loss	46,650
Changes in fair value	(22,626)
Fair value at December 31, 2022	537,778
Changes in fair value	(21,816)
Settlement	(527,089)
Foreign exchange loss	11,127
Fair value at December 31, 2023	—

Share consideration due to the original
shareholders for business combination
RMB
Fair value at December 31, 2021	214,577
Transfer out of Level 3	(214,577)
Fair value at December 31, 2022	—

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706

28.  FAIR VALUE MEASUREMENTS (CONTINUED)

Assets measured at fair value on a non-recurring basis

The Company measures certain non-financial assets on a nonrecurring basis. The Company’s non-financial assets, including long-lived assets such as property and equipment, intangible assets, right-of-use assets, and goodwill, would be measured at fair value only if they were determined to be impaired. The fair values of long-lived assets and reporting unit were measured under income approach, based on the Company’s best estimation which primarily includes significant unobservable inputs (level 3) such as future cash flows and discount rate.

Long-lived assets within certain asset groups were measured at fair value on a nonrecurring basis at December 31, 2023 due to an impairment recognized on those assets at that date (see Note 2(p)). Fair value of the asset groups was estimated using discounted cash flows under the income approach classified in Level 3 of the fair value hierarchy. Under the income approach, revenue growth rates in a range of 0% to 38% were used and the cash flows were discounted using a rate of 8.6%.